Inventories - Movement in inventory reserve (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Balance at beginning of the year	R$ (25,715)	R$ (7,510)	R$ (6,517)
Inventory reserve	(40,671)	(26,778)	(7,453)
Write-off of inventories against reserve	7,763	8,573	6,460
Balance at end of year	(58,623)	(25,715)	(7,510)
Inventories expenses carried at net realizable value	R$ 40,671	R$ 26,778	R$ 7,453